Adoption of Accounting Pronouncement - Effect of transition adjustment, MRB (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2021	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance, end of year December 31, 2020			$ 122,016
Adjustment for the difference between carrying amount and fair value, except for the difference due to instrument-specific credit risk			7,079		$ 121,211	$ 19,873
Balance, beginning of year January 1, 2021		$ (77,590)	139,574	[1]	122,016
Reconciliation to balance sheet
Market risk benefit assets, at fair value		153,070	144,636		131,186
Market risk benefit liabilities, at fair value		(230,660)	(5,062)		(9,170)
Net		(77,590)	$ 139,574	[1]	122,016
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the difference between carrying amount and fair value, except for the difference due to instrument-specific credit risk					0	0
Reconciliation to balance sheet
Market risk benefit assets, at fair value					0		$ 0
Market risk benefit liabilities, at fair value					0		0
Previously Reported | Liability for Future Policy Benefits Member
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance, end of year December 31, 2020	[2]	(22,211)				(22,211)
Reconciliation to balance sheet
Net	[2]						$ (22,211)
LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the difference between carrying amount and fair value, except for the difference due to instrument-specific credit risk		8,095			121,211	$ 19,873
Adjustment for the cumulative effect of changes in the instrument-specific credit risk since issuance		(63,474)
Reconciliation to balance sheet
Market risk benefit assets, at fair value		153,070			131,186
Market risk benefit liabilities, at fair value		$ (230,660)			$ (9,170)

[1]	Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.
[2]	GMDB reserves were included within Life and health reserves on the Consolidated Balance Sheets prior to adoption of LDTI, and were subsequently reclassified to Market risk benefit assets and liabilities upon adoption of the new guidance